CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued	69,808,711
Common stock, shares outstanding	58,221,211
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	11,242,887	0	20,102,402
Common stock, shares outstanding	9,655,387	0	18,514,902
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	8,000,000	8,000,000	8,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Class V Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	58,565,824	0	50,612,566
Common stock, shares outstanding	48,565,824	0	40,612,566
Class A
Common stock, no par value	$ 0	$ 0
Common stock, shares issued	0	1,013,197
Common stock, shares outstanding	0	982,800
Class AA Units
Common stock, no par value	$ 0	$ 0
Common stock, shares issued	0	1,013,197
Common stock, shares outstanding	0	982,800
Class AAA Units
Common stock, no par value	$ 0	$ 0
Common stock, shares issued	0	1,013,197
Common stock, shares outstanding	0	982,800
Class AAAA Units
Common stock, no par value	$ 0	$ 0
Common stock, shares issued	0	1,013,197
Common stock, shares outstanding	0	982,800